Material Accounting Policies Information (Tables)	6 Months Ended
Jun. 30, 2025
Material Accounting Policies Information [Abstract]
Schedule of New and Revised IFRS

The Group has not applied in advance the following accounting standards and/or interpretations (including the consequential amendments, if any) that have been issued by the International Accounting Standards Board (IASB) but are not yet effective for the current financial period:

IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
IFRS 19 Subsidiaries without Public Accountability: Disclosures	1 January 2027
IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
Annual Improvements of IFRS Accounting Standards – Volume 11	1 January 2026
Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity	1 January 2026
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
Amendment to IAS 21 Lack of Exchangeability	1 January 2025
Amendments to the SASB standards to enhance their international applicability	1 January 2025

Schedule of Depreciation	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Computer and Software	4 years straight line
Motor Vehicles	5 years straight line
Office Equipment	4 years straight line
Equipment and Tools	5 years straight line
Solar Asset Plant	10 - 21 years straight line
Office Renovation	5 years straight line
Plant and Machinery	5 years straight line
Forklift	5 years straight line